INVENTORIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Impairments for obsolete inventories	$ 214,000	$ 6,000	$ 115,000